Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 19 – SUBSEQUENT EVENTS None

NOTE 21 – SUBSEQUENT EVENTS

AppLogiq Spin-Off

On December 15, 2021, we entered into various agreements with Lovarra, a Nevada corporation (“Lovarra”) and public reporting subsidiary of the Company, pursuant to which the Company agreed to transfer its AppLogiq business to Lovarra, subject to customary conditions and approvals and completion of requisite financial statement audits (the “Separation”). Lovarra is a fully reporting U.S. public company, which is approximately 78.5% owned by the Company’s wholly owned subsidiary GoLogiq LLC (“GoLogiq”). In connection with the Separation, the Company intends to distribute, on a pro rata basis, 100% of the Company’s ownership interests in Lovarra to the Company’s shareholders of record as of December 30, 2021 (the “Record Date”) (the “Distribution,” and collectively with the “Separation,” the “Spin Off”), which Distribution of said shares is expected to occur six months from completion of the Separation (the “Distribution Date”).

On January 27, 2022, we completed the transfer of our AppLogiq business to Lovarra. In connection with the completion of the transfer of AppLogiq to Lovarra, Lovarra issued 26,350,756 shares of its common stock to the Company (the “Lovarra Shares”). The Company will hold the Lovarra Shares until it distributes 100% of the Lovarra Shares to the Company’s stockholders of record as of December 30, 2021 on a 1-for-1 basis (i.e. for every 1 share of Logiq held on December 30, 2021, the holder thereof will receive 1 share of Lovarra), which the Company intends to complete approximately 6 months from now, subject to customary conditions and approvals.

Until such time as the Distribution is complete, we will consolidate and report the financials of the AppLogiq business as a consolidated subsidiary of Logiq.